Organization and Reorganization - Additional information (Details) - CNY (¥) ¥ in Millions	Nov. 23, 2022	Jun. 30, 2023	Dec. 31, 2022	Nov. 25, 2022
Organization and Reorganization
Variable interest entity registered capital		¥ 40.1	¥ 40.1
Prefunded Warrants [Member]
Organization and Reorganization
Number of warrants issued to purchase shares				800,000
Registered Direct Offering | ADS
Organization and Reorganization
Number of shares issued	3,654,546
Registered Direct Offering | ADS | Warrants [Member]
Organization and Reorganization
Number of warrants issued to purchase shares	5,454,546
Registered Direct Offering | ADS | Prefunded Warrants [Member]
Organization and Reorganization
Number of warrants issued to purchase shares	1,800,000